Acquisitions of Subsidiaries - Schedule of Assets Acquired and Liabilities Recognized at the Date of Acquisition (Details) - USD ($) $ in Thousands	Apr. 01, 2024	Dec. 31, 2023
Amtd Assets [Member]
Business Combination [Line Items]
Interests in joint ventures		$ 24,726
Property, plant and equipment		135,592
Cash and bank balances		3,860
Accounts receivable		527
Prepayments, deposits and other receivables		20,365
Amount due from a non-controlling shareholder		637
Account payable		(311)
Accruals and other payables		(2,269)
Bank borrowings		(50,849)
Amount due to a non-controlling shareholder		(53,464)
Amount due to AMTD Group		(81,968)
Net assets acquired		(3,154)
The Art Newspaper SA [Member]
Business Combination [Line Items]
Property, plant and equipment		333
Intangible assets		25,392
Cash and bank balances		27
Accounts receivable		674
Prepayments, deposits and other receivables		301
Account payable		(402)
Accruals and other payables		(2,068)
Bank borrowings		(37)
Deferred tax liabilities		(2,920)
Net assets acquired		$ 21,300
Singapore Hotel Companies [Member]
Business Combination [Line Items]
Property, plant and equipment	$ 189,826
Cash and bank balances	4,273
Accounts receivable	920
Prepayments, deposits and other receivables	622
Account payable	(116)
Accruals and other payables	(467)
Provisions	(1,406)
Contract liabilities	(471)
Amount due to shareholders	(47,157)
Bank borrowings	(159,722)
Non-controlling interests	6,817
Deferred tax liabilities	(214)
Net assets acquired	(7,095)
Interests in joint venture eliminated	$ (7,095)